25. EMPLOYEES BENEFITS PLANS	12 Months Ended
Dec. 31, 2017
Employees Benefits Plans
EMPLOYEES BENEFITS PLANS
25.	EMPLOYEES BENEFITS PLANS

25.1.	Pension plans

The Company sponsors pension plans for its employees and executives as presented below:

Plan	Modality	Adhesions

Plan I	Defined Contribution	Closed
Plan II	Defined Contribution	Closed
Plan III	Defined Contribution	Open
FAF	Defined Benefit	Closed

These plans are managed by BRF Previdência a pension fund entity of non-economic nature and non-profit, through its Deliberative Board which is responsible for defining pension premises and policies, as well as establishing fundamentals guidelines and organization, operation and management rules. The Deliberative Board is composed of representatives from the sponsor and participants, the proportion of 2/3 and 1/3 respectively.

a.	Defined benefit plans

Plan I and II are structured as defined benefit during the accumulation of mathematics provisions with option to change the account balance to be applicable in lifetime monthly income on the grant date benefit. The main actuarial risks are (i) survival time over the ones set out in the mortality tables and (ii) actual return on equity below the actual discount rate.

The main purpose of FAF plan is to supplement the benefit paid by the Brazilian Social Security (“INSS – Instituto Nacional de Securidade Social”), calculated proportionally according to the length of service performed and in line with the type of retirement. The main actuarial risks are (i) survival time over the ones set out in the mortality tables, (ii) turnover lower than expected, (iii) salary growth higher than expected, (iv) actual return on assets below the actual discount rate, (v) amendment of the rules of social security and actual family composition of the retired employee or executive different from the established assumption.

In plans I and II, the contributions performed by the participants are made by the sponsor in equal basic contributions. In the Plan FAF, the contribution is made through a percentage actuarially defined for the participant and the sponsor. The actuarial calculations of the plans managed by BRF Previdência are made by independent actuaries, on an annual basis, according to the rules in force.

In case of a deficit result in plans, it must be supported by the sponsor, participants and beneficiaries, in the proportion of their contributions.

The economic benefit presented as an asset, considers only the part of the surplus that is actually recoverable. The form of recovery of the surplus of the plans will be through reductions in future contributions.

b.	Defined contribution plan

Plan III is a defined contribution plan, where contributions are known and the benefit amount depends directly on the contributions made by participants and sponsors, time of contribution and of the result obtained through investment of contributions. The contributions are made on a 1 to 1 basis (the contributions of the sponsor are equal to the basic contributions of the participants) and that may vary from 0.7% to 7.0% according to the salary range of the participant. The contributions made by the Company in the years ended December 31, 2017 and December 31, 2016 amounted R$15.9 and R$11.6 respectively. On December 31, 2017, the plan has 31,850 participants (30,678 participants as of December 31, 2016).

If participants of the plans I, II and III end the employment relationship with the sponsor, the balance formed by the contributions of the sponsor not used for the payment of benefits, will form a fund of overage of contributions that may be used to compensate the future contributions of the sponsor.

c.	Rollforward of defined benefit plans

The assets and actuarial liabilities are presented below:

	FAF		Plano I and II
	12.31.17	12.31.16	12.31.17	12.31.16
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	2,275.9	2,000.3	16.0	15.2
Fair value of assets	(3,077.4)	(2,838.6)	(26.7)	(26.5)
(Surplus) Deficit	(801.5)	(838.3)	(10.7)	(11.3)
Irrecoverable surplus - (asset ceiling)	801.5	838.3	8.5	8.1
Net actuarial (assets) liabilities	-	-	(2.2)	(3.2)

Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	838.3	743.6	8.1	4.4
Interest on irrecoverable surplus	93.9	90.3	0.9	0.5
Changes in irrecoverable surplus during the year	(130.7)	4.4	(0.5)	3.1
Ending balance of irrecoverable surplus	801.5	838.3	8.5	8.0

Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	2,000.3	1,675.5	15.2	12.9
Interest on actuarial obligations	217.3	197.1	1.6	1.5
Current service cost	26.8	23.4	-	-
Benefit paid	(117.5)	(105.0)	(1.5)	(1.2)
Contributions of the sponsor	-	0.3	-	-
Actuarial losses - experience	(48.7)	27.5	(0.6)	1.0
Actuarial losses - hypothesis	197.6	153.5	1.2	1.0
Actuarial losses - demographic hypothesis	-	28.3	-	-
Ending balance of actuarial liabilities	2,275.9	2,000.5	16.0	15.2

Rollforward of fair value assets
Beginning balance of the fair value of plan assets	(2,838.7)	(2,419.0)	(26.5)	(21.9)
Interest income on assets plan	(311.2)	(287.4)	(2.9)	(2.6)
Transfers	-	(38.0)	-	-
Benefit paid	117.5	105.0	1.5	1.2
Contributions paid by the sponsor	-	(0.1)	-	-
Contributions paid by the employee	-	(0.3)	-	-
Return on assets higher (lower) than projection	(45.0)	(237.0)	1.2	(3.1)
Early elimination of obligations	-	38.0	-	-
Ending balance of fair value assets	(3,077.4)	(2,838.8)	(26.7)	(26.4)

Rollforward of comprehensive income
Beginning balance	23.3	27.4	(2.1)	(1.5)
Reversion to statement of income	(23.3)	(27.4)	2.1	1.5
Actuarial gains (losses)	(148.9)	(209.2)	(0.6)	(2.1)
Return on assets higher (lower) than projection	45.0	237.0	(1.2)	3.1
Changes on irrecoverable surplus	130.7	(4.4)	0.5	(3.1)
Ending balance of comprehensive income	26.8	23.4	(1.3)	(2.1)

Costs recognized in statement of income
Current service costs	(26.8)	(23.4)	-	-
Interest on actuarial obligations	(217.3)	(197.1)	(1.6)	(1.5)
Projected return on assets	311.2	287.4	2.9	2.6
Interest on irrecoverable surplus	(93.9)	(90.3)	(0.9)	(0.5)
Costs recognized in statement of income	(26.8)	(23.4)	0.4	0.6

Estimated costs for the next year
Costs of defined benefit	(28.0)	(26.8)	0.2	0.4
Estimated costs for the next year	(28.0)	(26.8)	0.2	0.4

d.	Actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are summarized below:

	FAF		Plan I e II
	12.31.17	12.31.16	12.31.17	12.31.16
Actuarial assumptions
Economic hypothesis
Discount rate	9.74%	11.20%	9.72%	11.25%
Inflation rate	4.25%	4.85%	4.25%	4.85%
Wage growth rate	4.93%	5.53%	N/A	N/A

Demographic hypothesis
Schedule of mortality	AT-2000	AT-2000	AT-2000	AT-2000
Schedule of disabled mortality	RRB-1983	RRB-1983	RRB-1983	RRB-1983

Demographic data
Number of active participants	7,924	8,384	-	-
Number of participants in direct proportional benefit	10	41	-	-
Number of assisted beneficiary participants	6,233	5,984	51	54

e.	The composition of the investment portfolios

The composition of the investment portfolios is presented below:

	FAF				Plans I and II
	12.31.17		12.31.16		12.31.17		12.31.16
Composition of the fund's portfolio
Fixed income	2,238.1	72.7%	2,110.8	74.4%	23.1	86.4%	23.0	87.1%
Variable income	363.6	11.8%	339.8	12.0%	2.5	9.3%	2.9	10.8%
Real estate	197.7	6.4%	227.9	8.0%	-	0.0%	-	-
Structured investments	257.5	8.4%	141.6	5.0%	1.1	4.1%	0.5	1.9%
Transactions with participants	20.4	0.7%	18.5	0.6%	-	0.2%	0.1	0.2%
	3,077.4	100.0%	2,838.6	100.0%	26.7	100.0%	26.5	100.0%

% of nominal return on assets	10.90%		14.90%		8.92%		13.19%

f.	Forecast and average term of payments of obligations

The following amounts represent the expected benefit payments for future years and the average duration of the plan obligations:

	FAF	Plans I and II

2018	128.7	1.2
2019	137.5	1.3
2020	147.6	1.3
2021	160.1	1.4
2022	171.8	1.4
2023 to 2027	1,039.3	7.7

Weighted average duration - in years	12.48	10.23

g.	Sensitivity analysis of defined benefit plan - FAF

The quantitative sensitivity analysis regarding the relevant assumptions of defined benefit plan – FAF on December 31, 2017 is presented below:

		Variation of (+1%)		Variation of (-1%)
Relevant assumptions	Assumptions utilized	Average rate	Actuarial liabilities (1)	Average rate	Actuarial liabilities (1)

Benefit plan - FAF
Discount rate	9.74%	10.74%	(252.0)	8.74%	292.7
Wage growth rate	4.93%	5.93%	74.7	3.93%	(53.1)

(1)	Variation of actuarial liabilities.

25.2.	Employee benefits: description and characteristics of benefits and associated risks

	Liabilities
	12.31.17	12.31.16
Medical assistance	132.8	112.3
F.G.T.S. Penalty (1)	161.3	137.2
Award for length of service	49.3	52.0
Other (2)	51.4	28.6
	394.8	330.1
	-	-
Current	85.2	76.7
Non-current	309.6	253.4

(1)	FGTS – Government Severance Indemnity Fund for Employees

(2)	Post-employment benefit paid at the moment of employee’s termination in the amount of R$20.1 arising from business combination with Banvit.

The Company offers the following post-employment and other employee benefits plans in addition to the pension plans, which are measured by actuarial calculation and recognized in the financial statement:

a.	F.G.T.S. retirement related penalty

As settled by the Regional Labor Court (“TRT”) on April 20, 2007, retirement does not affect the employment contract between the Company and its employees. The benefit paid is equivalent to 50% of F.G.T.S being 40% corresponding to a penalty and 10% of social contribution. Main actuarial risks related are (i) survival time over the ones set out in the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

b.	Medical Plan

The Company offers to the retired employee according to the Law No. 9,656/98 a medical plan with fixed contribution, which guarantees to the retired employee that contributed to the health plan by reason of employment relationship, for at least 10 years, the right of maintenance as beneficiary, on the same conditions of coverage enjoyed when the employment contract was in force. Main actuarial risks related are (i) survival time over the ones set out in the mortality tables, (ii) turnover lower than expected and (iii) medical costs growth higher than expected.

c.	Award for length of service

The Company usually rewards employees that attain at least 10 years of services rendered and subsequently every 5 years, with an additional remuneration ranging from 1 to 5 current salaries at the date of the event (the longer the service time the higher the remuneration), provided they remain as active employees. Main actuarial risks related are (i) survival time over the ones set out in the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

d.	Retirement compensation

On retirement, employees with over 10 years of service to the Company are eligible for additional compensation from 1 to 2 current wages in force at the time of retirement. Main actuarial risks related are (i) survival time higher than the ones set out in the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

e.	Life insurance

The Company offers life insurance benefit to the employees who, at the time of their termination, are retired and during the employment contract opted for the insurance. For the employees with 10-20 years of service, the maintenance period of insurance is 2 years, from 21 years of service, the period is 3 years. Main actuarial risks related are (i) survival time higher than the ones set out in the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

f.	Rollforward of post-employment plans

The rollforward of actuarial liabilities related to other benefits, prepared based on an actuarial report, are as follows:

	Medical plan		F.G.T.S. penalty		Award for length of service		Others (1)
	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16
Composition of actuarial liabilities
Present value of actuarial liabilities	132.8	112.3	161.3	137.2	49.3	52.0	31.2	28.6
Net actuarial liabilities	132.8	112.3	161.3	137.2	49.3	52.0	31.2	28.6

Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	112.3	130.0	137.2	105.2	52.0	41.4	28.6	22.4
Interest on actuarial liabilities	12.3	15.4	13.2	10.7	5.1	4.2	2.9	2.4
Early settlement of liabilities	-	(0.1)	-	(13.8)	-	(4.3)	-	(2.5)
Current service costs	0.2	0.2	6.0	4.3	2.1	1.4	0.9	0.6
Past service costs - changes in plan	2.9	0.1	-	13.8	-	4.3	-	2.5
Benefits paid directly by the Company	(1.1)	(5.5)	(16.6)	(7.9)	(9.5)	(10.4)	(4.1)	(2.9)
Actuarial (gains) losses - experience	(5.1)	(38.1)	14.8	7.5	-	7.3	2.0	2.9
Actuarial (gains) losses - demographic hypothesis	(2.4)	(0.4)	(4.3)	13.8	(1.8)	7.1	(0.8)	2.2
Actuarial losses - economic hypothesis	13.7	10.6	11.1	3.7	1.4	0.9	1.7	0.9
Ending balance of liabilities	132.8	112.3	161.3	137.2	49.3	52.0	31.2	28.6

Rollforward of fair value assets
Benefits paid directly by the Company	1.1	5.5	16.6	7.9	9.5	10.4	4.1	2.9
Contributions of the sponsor	(1.1)	(5.5)	(16.6)	(7.9)	(9.5)	(10.4)	(4.1)	(2.9)
Ending balance of fair value of assets	-	-	-	-	-	-	-	-

Rollforward of comprehensive income
Beginning balance	(31.2)	(59.0)	(64.9)	89.8	(38.0)	(22.7)	(12.9)	(6.9)
Actuarial gains (losses)	(6.2)	27.8	(21.6)	(25.0)	0.5	(15.3)	(3.0)	(6.0)
Ending balance of comprehensive income	(37.4)	(31.2)	(86.5)	64.8	(37.5)	(38.0)	(16.0)	(12.9)

Costs recognized in statement of income
Interest on actuarial liabilities	(12.3)	(15.4)	(13.2)	(10.7)	(5.1)	(4.2)	(2.9)	(2.4)
Current service costs	(0.2)	(0.2)	(6.0)	(4.3)	(2.1)	(1.4)	(0.9)	(0.6)
Past service costs	(2.9)	(0.1)	-	(13.8)	-	(4.3)	-	(2.5)
Gains on early settlement	-	0.1	-	13.8	-	4.3	-	2.5
Cost recognized in statement of income	(15.4)	(15.6)	(19.1)	(15.0)	(7.2)	(5.6)	(3.7)	(3.0)

Estimated costs for the next year
Current service costs	(0.2)	(0.2)	(6.5)	(6.0)	(2.1)	(2.1)	(0.8)	(0.9)
Interest on actuarial liabilities	(12.7)	(12.3)	(12.2)	(13.2)	(4.0)	(5.1)	(2.5)	(2.9)
Past service costs - changes in plan	-	(2.9)	-	-	-	-	-	-
Estimated costs for the next year	(12.9)	(15.4)	(18.8)	(19.2)	(6.1)	(7.2)	(3.3)	(3.8)

(1)	Considers the sums of the retirement compensation and life insurance benefits.

g.	Actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are summarized below:

	Medical plan		F.G.T.S. penalty		Award for length of service		Others (1)
Actuarial assumptions	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16

Economic hypothesis
Discount rate	9.76%	11.22%	9.30%	11.64%	9.30%	11.69%	9.30%	11.64%
Inflation rate	4.25%	4.85%	4.25%	4.85%	4.25%	4.85%	4.25%	4.85%
Medical inflation	7.38%	8.00%	N/A	N/A	N/A	N/A	N/A	N/A
Wage growth rate	N/A	N/A	4.25%	5.80%	4.25%	5.80%	4.25%	5.80%
F.G.T.S. balance growth	N/A	N/A	4.00%	4.00%	N/A	N/A	N/A	N/A

	Medical plan		Life insurance		Other benefits
Actuarial assumptions	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16

Demographic hypothesis
Schedule of mortality	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000
Schedule of disabled	RRB-1944	RRB-1944	RRB-1944	RRB-1944	RRB-1944	RRB-1944
Schedule of disabled mortality	RRB-1983	RRB-1983	RRB-1983	RRB-1983	RRB-1983	RRB-1983
Schedule of turnover - BRF's historical	2,017	2,016	2,017	2,016	2,017	2,016
Demoraphic data
Number of active participants	1,287	1,477	89,596	90,861	86,817	86,864
Number of assisted beneficiary participants	643	638	2,097	2,863	-	-

(1)	Includes retirement compensation and life insurance benefits.

h.	Forecast and average duration of payments of obligations

The following amounts represent the expected benefit payments for future years (10 years), from the obligation of benefits granted and the average duration of the plan obligations:

Payments	Medical plan	F.G.T.S. penalty	Award for length of service	Others	Total

2018	5.3	52.8	11.0	7.5	76.6
2019	5.8	11.4	5.4	2.5	25.2
2020	6.4	13.9	7.0	3.0	30.2
2021	7.0	15.9	6.5	2.7	32.1
2022	7.6	15.1	6.3	2.5	31.5
2023 to 2027	49.3	79.2	25.7	10.5	164.7

Weighted average duration - in years	15.13	4.47	4.6	5.66	7.00

i.	Sensitivity analysis of post-employment plans

The Company made the sensitivity analysis regarding the relevant assumptions of the plans on December 31, 2017, as presented below:

		(+) Variation		(-) Variation
Relevant assumptions	Assumptions utilized	Average (%)	Actuarial liabilities (1)	Average (%)	Actuarial liabilities (1)

Medical plan
Discount rate	9.76%	10.76%	(16.4)	8.76%	20.3
Medical inflation	7.38%	8.38%	20.0	6.38%	(16.4)
Turnover	Historical	+3%	(0.5)	-3%	0.8

F.G.T.S. penalty
Discount rate	9.30%	10.30%	(4.9)	8.30%	5.5
Wage growth rate	4.25%	5.25%	0.8	3.25%	(0.3)
Turnover	Historical	+3%	(16.7)	-3%	22.8